Financial obligations - Long-term portion of the financial obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	$ 711,643	$ 882,759
Debt issuance costs	8,180	4,201
Non-current financial liabilities	703,463	878,558
Between 1 and 2 years
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	105,986	108,606
Between 2 and 5 years [member]
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	601,419	774,153
More than 5 years
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	$ 4,238	$ 0